Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

4. Leases

The movements in right-of use assets are reported in the following table:

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Total
As of January 1, 2021	—	516	516
Additions, net	84,761	275	85,036
Depreciation	(3,110)	(446)	(3,556)
As of December 31, 2021	81,651	345	81,996
Additions, net	30,361	194	30,555
Depreciation	(18,854)	(372)	(19,226)
As of December 31, 2022	93,158	167	93,325

On October 26, 2021, GasLog Partners completed the sale and lease–back of the GasLog Shanghai with a wholly-owned subsidiary of CDBL. CDBL has the right to sell the vessel to third parties. The vessel was sold to CDBL for net proceeds of $117,569. GasLog Partners leased back the vessel under bareboat charter from CDBL for a period of five years with no repurchase option or obligation. This sale and lease–back met the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $84,761 and a corresponding lease liability of $57,396.

On October 31, 2022, GasLog Partners completed the sale and lease–back of the Methane Heather Sally with an unrelated third party which has the right to sell the vessel to third parties. The vessel was sold for net proceeds of $49,472. GasLog Partners leased back the vessel under a bareboat charter until the middle of 2025, with no repurchase option or obligation. The sale and lease–back met the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $30,345 and a corresponding lease liability of $18,719.

An analysis of the lease liabilities is as follows:

	Lease Liabilities
	2021	2022
As of January 1,	444	55,898
Additions, net	57,671	18,913
Interest expense on leases (Note 13)	333	1,668
Payments	(2,550)	(13,910)
As of December 31,	55,898	62,569
Lease liabilities—current portion	10,342	17,433
Lease liabilities—non-current portion	45,556	45,136
Total	55,898	62,569

An amount of $24,973 has been recognized in the consolidated statement of profit or loss under Revenues with respect to income from subleasing of the GasLog Shanghai and the Methane Heather Sally.